Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Summary compensation table total for PEO1		Average summary compensation table total for non-PEO NEOs2,4	Average compensation actually paid to non-PEO NEOs2,3,4	Value of initial fixed $100 investment based on:			Non-GAAP operating earnings (in millions)6
Year		Compensation actually paid to PEO1,3			Total shareholder return	Peer group total shareholder return5	Net income (in millions)6
2024	$16,438,184	$14,201,915	$4,519,834	$4,208,952	$170.59	$173.90	$1,597.9	$1,640.5
2023	$15,118,828	$12,277,460	$5,445,220	$4,620,616	$167.46	$141.43	$670.1	$1,602.8
2022	$13,804,149	$22,337,042	$4,697,081	$6,610,684	$172.34	$128.51	$4,852.2	$1,700.9
2021	$17,566,163	$30,384,681	$5,217,527	$7,526,148	$143.50	$136.28	$1,757.4	$1,847.6
2020	$15,614,418	$9,311,899	$4,508,046	$3,109,284	$94.81	$100.64	$1,428.5	$1,366.4

1
Daniel J. Houston was our Chief Executive Officer in all years reported.

2
During 2024, our non-PEO-NEOs consisted of Deanna D. Strable-Soethout, Kamal Bhatia, Amy C. Friedrich, Christopher J. Littlefield, and Joel M. Pitz. During 2023, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Vivek Agrawal. During 2022, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Natalie Lamarque. During 2021, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich and Renee Schaff. During 2020, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Timothy M. Dunbar and Luis Valdes.

3
Adjustments were as follows:

	2024
Adjustments to determine “compensation actually paid” for PEO and non-PEO NEOs	PEO	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$790,074	$25,833
Increase for “Service Cost” for Pension Plans	$369,096	$114,327
Increase for “Prior Service Cost” for Pension Plans	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$10,389,399	$2,467,947
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$9,318,582	$2,222,065
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$0
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(1,009,559)	$(221,054)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($744,908)	$(152,646)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$1,009,993	$220,206
Total Adjustments	$(2,236,269)	$(310,882)

4
Excluding Mr. Pitz, Interim Chief Financial Officer, Non-PEO NEO Average Summary Compensation Table Total would have been $5,190,832, Non-PEO NEO Average Compensation Actually Paid would have been $4,808,484.

5
Peer Group used is the S&P 500 Financials Index.

6
In 2023, Principal adopted new accounting guidance that required us to recast 2021 and 2022 financial results. Amounts shown were used to determine executive compensation based on accounting policies during the period. Additional details of our implementation of the new accounting guidance can be found in Note 1 of the Notes to the Consolidated Financial Statements in Item 8 of our 2023 Form 10-K.

Company Selected Measure Name	Non-GAAP operating earnings
Named Executive Officers, Footnote
1
Daniel J. Houston was our Chief Executive Officer in all years reported.

2
	During 2024, our non-PEO-NEOs consisted of Deanna D. Strable-Soethout, Kamal Bhatia, Amy C. Friedrich, Christopher J. Littlefield, and Joel M. Pitz. During 2023, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Vivek Agrawal. During 2022, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Natalie Lamarque. During 2021, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich and Renee Schaff. During 2020, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Timothy M. Dunbar and Luis Valdes
Peer Group Issuers, Footnote	5 Peer Group used is the S&P 500 Financials Index.
PEO Total Compensation Amount	$ 16,438,184	$ 15,118,828	$ 13,804,149	$ 17,566,163	$ 15,614,418
PEO Actually Paid Compensation Amount	$ 14,201,915	12,277,460	22,337,042	30,384,681	9,311,899
Adjustment To PEO Compensation, Footnote
3
Adjustments were as follows:

	2024
Adjustments to determine “compensation actually paid” for PEO and non-PEO NEOs	PEO	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$790,074	$25,833
Increase for “Service Cost” for Pension Plans	$369,096	$114,327
Increase for “Prior Service Cost” for Pension Plans	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$10,389,399	$2,467,947
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$9,318,582	$2,222,065
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$0
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(1,009,559)	$(221,054)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($744,908)	$(152,646)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$1,009,993	$220,206
Total Adjustments	$(2,236,269)	$(310,882)

Non-PEO NEO Average Total Compensation Amount	$ 4,519,834	5,445,220	4,697,081	5,217,527	4,508,046
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,208,952	4,620,616	6,610,684	7,526,148	3,109,284
Adjustment to Non-PEO NEO Compensation Footnote
3
Adjustments were as follows:

	2024
Adjustments to determine “compensation actually paid” for PEO and non-PEO NEOs	PEO	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$790,074	$25,833
Increase for “Service Cost” for Pension Plans	$369,096	$114,327
Increase for “Prior Service Cost” for Pension Plans	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$10,389,399	$2,467,947
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$9,318,582	$2,222,065
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$0
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$(1,009,559)	$(221,054)
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	($744,908)	$(152,646)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$1,009,993	$220,206
Total Adjustments	$(2,236,269)	$(310,882)
4
Excluding Mr. Pitz, Interim Chief Financial Officer, Non-PEO NEO Average Summary Compensation Table Total would have been $5,190,832, Non-PEO NEO Average Compensation Actually Paid would have been $4,808,484.

Compensation Actually Paid vs. Total Shareholder Return	Compensation actually paid vs. total shareholder return
Compensation Actually Paid vs. Net Income	Compensation actually paid vs. net income ($M)
Compensation Actually Paid vs. Company Selected Measure	Compensation actually paid vs. non-GAAP operating earnings
Total Shareholder Return Vs Peer Group	Compensation actually paid vs. total shareholder return
Tabular List, Table
Pay versus performance—tabular list of most important financial performance measures
Financial performance measures
Non-GAAP Operating Earnings
Non-GAAP Return on Equity
Operating Margin

Total Shareholder Return Amount	$ 170.59	167.46	172.34	143.5	94.81
Peer Group Total Shareholder Return Amount	173.9	141.43	128.51	136.28	100.64
Net Income (Loss)	$ 1,597,900,000	$ 670,100,000	$ 4,852,200,000	$ 1,757,400,000	$ 1,428,500,000
Company Selected Measure Amount	1,640,500,000	1,602,800,000	1,700,900,000	1,847,600,000	1,366,400,000
PEO Name	Daniel J. Houston
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Operating Earnings
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Margin
Non-PEO NEO Excluding Interim Chief Financial Officer [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 5,190,832
Non-PEO NEO Average Compensation Actually Paid Amount	4,808,484
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,236,269)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(790,074)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	369,096
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,389,399)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,318,582
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,009,559)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(744,908)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,009,993
PEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change In Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based Upon Incremental Fair ValueO f Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(310,882)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,833)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,327
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,467,947)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,222,065
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(221,054)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(152,646)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,206
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Based Upon Incremental Fair ValueO f Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0